CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2019	$ 248	$ 785,274	$ (116,934)	$ 213,102	$ 881,690
Balance (in shares) at Dec. 31, 2019	24,789
Increase (Decrease) in Stockholders' Equity
Net Income				29,089	29,089
Stock compensation		298			298
Net movement in other comprehensive income			(7,429)		(7,429)
Balance at Mar. 31, 2020	$ 248	785,572	(124,363)	242,191	903,648
Balance (in shares) at Mar. 31, 2020	24,789
Balance at Dec. 31, 2019	$ 248	785,274	(116,934)	213,102	881,690
Balance (in shares) at Dec. 31, 2019	24,789
Increase (Decrease) in Stockholders' Equity
Net Income					67,585
Net movement in other comprehensive income					(59)
Balance at Jun. 30, 2020	$ 248	785,870	(116,993)	280,687	949,812
Balance (in shares) at Jun. 30, 2020	24,789
Balance at Mar. 31, 2020	$ 248	785,572	(124,363)	242,191	903,648
Balance (in shares) at Mar. 31, 2020	24,789
Increase (Decrease) in Stockholders' Equity
Net Income				38,496	38,496
Stock compensation		298			298
Net movement in other comprehensive income			7,370		7,370
Balance at Jun. 30, 2020	$ 248	785,870	(116,993)	280,687	949,812
Balance (in shares) at Jun. 30, 2020	24,789
Balance at Dec. 31, 2020	$ 204	755,390	(86,669)	366,652	1,035,577
Balance (in shares) at Dec. 31, 2020	20,449
Increase (Decrease) in Stockholders' Equity
Net Income				296,780	296,780
Stock compensation	$ 2	4,907			4,909
Stock compensation (in shares)	150
Net movement in other comprehensive income			20,480		20,480
Balance at Mar. 31, 2021	$ 206	760,297	(66,189)	663,432	1,357,746
Balance (in shares) at Mar. 31, 2021	20,599
Balance at Dec. 31, 2020	$ 204	755,390	(86,669)	366,652	1,035,577
Balance (in shares) at Dec. 31, 2020	20,449
Increase (Decrease) in Stockholders' Equity
Net Income					669,617
Net movement in other comprehensive income					12,818
Balance at Jun. 30, 2021	$ 206	760,869	(73,851)	1,025,969	1,713,193
Balance (in shares) at Jun. 30, 2021	20,599
Balance at Mar. 31, 2021	$ 206	760,297	(66,189)	663,432	1,357,746
Balance (in shares) at Mar. 31, 2021	20,599
Increase (Decrease) in Stockholders' Equity
Net Income				372,837	372,837
Dividends				(10,300)	(10,300)
Stock compensation		570			570
Issuance of common stock		2			2
Net movement in other comprehensive income			(7,662)		(7,662)
Balance at Jun. 30, 2021	$ 206	$ 760,869	$ (73,851)	$ 1,025,969	$ 1,713,193
Balance (in shares) at Jun. 30, 2021	20,599